Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Summary of Capital Stock
As of December 31, 2024, FEMSA’s capital stock (including Treasury shares) is comprised as follows:

	“B” Units	“BD” Units	Total
Units	1,417,048,500	2,161,177,770	3,578,226,270
Shares:
Series “B”	7,085,242,500	2,161,177,770	9,246,420,270
Series “D”	—	8,644,711,080	8,644,711,080
Subseries “D-B”	—	4,322,355,540	4,322,355,540
Subseries “D-L”	—	4,322,355,540	4,322,355,540
Total shares	7,085,242,500	10,805,888,850	17,891,131,350

As of December 31, 2023, FEMSA’s capital stock (including Treasury shares) is comprised as follows:

	“B” Units	“BD” Units	Total
Units	1,417,048,500	2,161,177,770	3,578,226,270
Shares:
Series “B”	7,085,242,500	2,161,177,770	9,246,420,270
Series “D”	—	8,644,711,080	8,644,711,080
Subseries “D-B”	—	4,322,355,540	4,322,355,540
Subseries “D-L”	—	4,322,355,540	4,322,355,540
Total shares	7,085,242,500	10,805,888,850	17,891,131,350

Summary of Dividends Declared and Paid
For the years ended December 31, 2024, 2023 and 2022 the dividends declared and partially paid by the Company and Coca-Cola FEMSA were as follows:

	2024		2023		2022
FEMSA (1)	Ps.	14,697	Ps.	12,247	Ps.	11,358
Coca-Cola FEMSA (100% of dividend)		12,773		12,185		11,407
(1)Includes ordinary dividends. The total paid dividend amounted to Ps. 14,404 for ordinary dividends, reflecting the impact of share repurchases made throughout the year. As of December 31, 2024, 102,201,323 FEMSA UBD units (which represents 511 million shares) were held in treasury.

For the year ended December 31, 2024, the extraordinary dividends declared and partially paid by the Company and Coca-Cola FEMSA were as follows:

2024
FEMSA (1)	Ps.	10,294

(1)Includes extraordinary dividends. The total paid dividend amounted to Ps. 10,091 for extraordinary dividends, reflecting the impact of share repurchases made throughout the year.
For the years ended December 31, 2024, December 31, 2023 and 2022 the dividends declared and partially paid per share by the Company are as follows:

Series of Shares	2024		2023		2022
“B”	Ps.	0.73290	Ps.	0.61070	Ps.	0.56600
“D”		0.91610		0.76340		0.70850

For the year ended December 31, 2024, the extraordinary dividends declared and partially paid per share by the Company are as follows:

Series of Shares	2024
“B”	Ps.	0.51340
“D”		0.64170

Schedule Of Reconciliation Of Share Repurchase Program
Share Repurchase Program Reconciliation:

Oct 31 2023	Shares outstanding	17,891,131,350
Dec 31 2023	Shares repurchased in Treasury	1,906,500
Jan 1 2024	Shares outstanding	17,889,224,850
Mar 31 2024	Shares repurchased in Treasury	61,716,970
Mar 31 2024	Shares outstanding	17,827,507,880
Jun 30 2024	Shares repurchased in Treasury	177,020,845
Jun 30 2024	Shares outstanding	17,650,487,035
Sep 30 2024	Shares repurchased in Treasury	270,362,300
Sep 30 2024	Shares outstanding	17,380,124,735
Dec 31 2024	Shares repurchased in Treasury	—
Dec 31 2024	Shares outstanding	17,380,124,735